Statements of Changes in Stockholders’ Deficit (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2023 $ / shares
Statement of Stockholders' Equity [Abstract]
License fee per share	$ 0.37
Exchange for note payable price per share	$ 0.001